Segments - Summary Of Relationship Between Customer Liabilities and Deposits (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Customer balances (gross)	£ 203,054	£ 215,738
Loan loss allowance	(914)	(931)
Customer balances (net)	202,140	214,807
Accrued interest	739	649
Other items	12	99
Net loans and advances to customers	207,435	219,716
Liabilities
Customer balances (gross)	187,445	189,911
Customer balances (net)	187,445	189,911
Accrued interest	830	230
Other items	(250)	(554)
Deposits by customers	190,850	195,568
Intercompany
Assets
Intercompany balances	4,544	4,161
Liabilities
Intercompany balances	£ 2,825	£ 5,981